Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Awards granted to our executive officers under the Plan will be subject to recoupment in accordance with any clawback policy that we have adopted pursuant to the listing standards of any national securities exchange or association on which our securities are listed or that is otherwise required by the Dodd-Frank Wall Street Reform and Consumer Protection Act or other applicable law.